Condensed Statements of Operations - USD ($)	3 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Continuing Operations:
Revenue
Cost of Goods Sold:
Product Purchases
Gross Profit
Operating Expenses:
Amortization expense	1,599
Salary and payroll expense	19,827
Professional fees	227,367
General and administrative	92,992	17,501
Total operating expense	341,785	17,501
Net Income (Loss) from operations	(341,785)	17,501
OTHER INCOME (EXPENSE)
Interest expense, net	(11,756)
Total other income (expense)	(11,756)
Discontinued Operations:
Income (loss) from discontinued operations	(76)	17,150
Total discontinued operations	(76)	17,150
Net income before income tax provision	(353,617)	(351)
Provision for income tax
Net income (loss)	$ (353,617)	$ (351)
Basic and diluted net earnings (loss) per share of common stock:
Continuing operations	$ (0.005)	$ (0.003)
Discontinued operations	(0.000)	0.003
Total basic and diluted net earnings (loss) per share of common stock	$ (0.005)	$ (0.000)
Weighted average number of shares outstanding Basic and diluted	64,305,495	5,000,000